Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non Controlling Interests [Abstract]
Non-controlling interests

18. Non-controlling interests

The proportion of ownership the Company had in subsidiaries not wholly-owned at December 31, 2022 and December 31, 2021 were as follows:

Name of subsidiary	Place of incorporation	Proportion of ownership interest held by group
		December 31, 2022	December 31, 2021
Pathogen Removal and Diagnostic Technologies Inc.	Delaware, U.S.	100%	77%
NantPro Biosciences, LLC	Delaware, U.S.	73%	73%

NantPro Biosciences, LLC is a dormant partnership, previously part of the plasma-derived therapeutics segment and had no operations in 2022 and 2021.

On August 8, 2022, the Company acquired for USD 30, 100% of the outstanding preferred and common shares, resulting in Liminal now having a 100% ownership of our subsidiary Pathogen Removal Diagnostic Technologies Inc., or PRDT. As a result of the acquisition of the non-controlling interests, or NCI, in PRDT, the NCI share in the results of PRDT will be nil from the transaction date onwards, in the consolidated statement of operations. The balance of the NCI on the statement of financial position on August 8, 2022, a debit of $8,634, was reclassified against the deficit account during the year ended December 31, 2022.

The results of operations of PRDT in 2022 up until the transaction date and for the comparative periods in 2021 and 2020 and the portion of the net and comprehensive loss attributed to the non-controlling interests are presented below:

Year ended December 31	2022	2021	2020
Royalty revenues	$157	$565	$572
Royalty expenses	308	(88)	(128)
Research and development expenses	(84)	(244)	(196)
Administration expenses and foreign exchange (gains) losses	2,665	(946)	(1,506)
Net income (loss) and comprehensive income (loss)	$3,046	$(713)	$(1,258)
Income (loss) attributable to non-controlling interests	$122	$(669)	$(832)